SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

Visara

On October 14, 2025, the Company entered into a Series A Preferred Stock Subscription Agreement (the “Series A Agreement”) with its wholly owned subsidiary, Visara, Inc., a Delaware corporation (“Visara”), and AffaMed Therapeutics (HK) Limited (“AffaMed”). Pursuant to the Series A Agreement, the Company subscribed for and purchased 35 million shares of Series A preferred stock of Visara for an aggregate purchase price of approximately $37 million, and AffaMed subscribed for and purchased approximately 16.2 million Series A Shares. AffaMed’s subscription was made in exchange for the assignment of certain rights, title, and interest related to

VIS-101 (also known as AM712 and ASKG712), a novel bifunctional biologic targeting VEGF-A and ANG2 for patients with wet age-related macular degeneration (wet AMD) and diabetic macular edema (DME). The transactions contemplated by the Series A Agreement (the “Series A Financing”) are intended to provide funding for the licensing of certain assets and for working capital purposes. The Series A Financing closed in October 2025 (the “Closing”). AffaMed is an affiliate of CBC Group, one of the Company’s existing shareholders.

On October 14, 2025, Visara entered into an Assignment and Assumption Agreement with AffaMed pursuant to which AffaMed assigned, and Visara assumed, certain rights and obligations of AffaMed under the Exclusive License Agreement, dated November 6, 2021 between AffaMed and AskGene Pharma, Inc. (“AskGene”) and the Safety Data Exchange Agreement, dated August 25, 2022, between AffaMed and AskGene (such transactions, the “Assignment”). The Assignment became effective upon Closing and, as consideration for the Assignment, the Company made an upfront payment to AffaMed in the amount of $5 million.

On October 15, 2025, Visara entered into an Exclusive License Agreement (the “Exclusive License Agreement”) with AskGene pursuant to which AskGene granted Visara an exclusive royalty bearing license, with the rights to sublicense under certain intellectual property rights, to develop VIS-101, currently known as ASKG712, in Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea, and India (the “License”). The License became effective upon Closing and, as consideration therefor, Visara made an upfront payment to AskGene in the amount of $7 million. In addition, Visara agreed to reimburse AskGene for certain out of pocket expenses incurred in connection with the initiation of its Phase 2a study and long-term toxicology study up to an aggregate amount of RMB24 million.

On October 28, 2025, Visara entered into an Assignment and Assumption Agreement with Everest Medicines (Singapore) Pte. Ltd. (“Everest”), a subsidiary of Everest Medicines Limited, pursuant to which Visara assigned, and Everest assumed, certain rights and obligations of Visara under the Exclusive License Agreement. Everest reimbursed Visara for amounts due to AskGene prior to the assignment, including the upfront payment in the amount of $7 million. Everest Medicine Limited is an affiliate of CBC Group, and one of the Company’s existing shareholders.

Bridge Health

On October 28, 2025, the Company’s wholly owned subsidiary, I-Mab Biopharma Hong Kong Limited announced the closing of the equity purchase agreement to acquire 100% ownership of Bridge Health Biotech Co., Ltd (“Bridge Health”). The transaction is expected to provide the Company with the rights to bispecific and multi-specific applications based on the Claudin 18.2 parental antibody used in givastomig. Under the terms of the equity purchase agreement, the Company will pay Bridge Health shareholders an upfront payment of $1.8 million and non-contingent payments of $1.2 million through 2027. In addition, Bridge Health shareholders may receive future milestone payments of up to $3.875 million, subject to the achievement of certain development and regulatory milestones.

Stock Exchange of Hong Kong Initial Public Offering

On October 31, 2025, the Group filed an application with the Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) in connection with a proposed dual primary listing of the Company’s ordinary shares, par value $0.0001 per share, on the Main Board of the Hong Kong Stock Exchange together with an initial public offering of the ordinary shares on the Hong Kong Stock Exchange.

Amendment to TJ Biopharma’s Shareholder Agreement

On October 28, 2025, the Group, along with the existing shareholders of TJ Biopharma, entered into an amendment (the “Supplemental Agreement”) to the TJ Biopharma’s shareholders agreement dated September 24, 2025 (the “Original Agreement”). The Supplemental Agreement modified certain preferential rights under the Original Agreement, including the redemption rights, the liquidation preference rights, and the preemptive rights of the Series A, B, and C shareholders in the event that TJ Biopharma makes its first formal submission of its listing application materials to the Hong Kong Stock Exchange.